CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Current assets:
Cash and cash equivalents	$ 1,014,192	$ 879,158
Short-term interest-bearing investments	312,188	239,019
Accounts receivable, net	678,219	687,223
Deferred income taxes and taxes receivable	125,880	109,282
Prepaid expenses and other current assets	151,595	126,388
Total current assets	2,282,074	2,041,070
Equipment and leasehold improvements, net	275,544	277,907
Deferred income taxes	113,966	127,266
Goodwill	1,818,334	1,741,786
Intangible assets, net	156,726	141,278
Other noncurrent assets	279,169	315,916
Total assets	4,925,813	4,645,223
Current liabilities:
Accounts payable	132,709	167,630
Accrued expenses and other current liabilities	322,539	306,892
Accrued personnel costs	228,520	216,301
Short-term financing arrangements	200,000	200,000
Deferred revenue	151,112	145,184
Deferred income taxes and taxes payable	39,376	29,551
Total current liabilities	1,074,256	1,065,558
Deferred income taxes and taxes payable	315,965	301,795
Other noncurrent liabilities	260,809	244,668
Total liabilities	1,651,030	1,612,021
Shareholders' equity:
Preferred Shares - Authorized 25,000 shares; £0.01 par value; 0 shares issued and outstanding
Ordinary Shares - Authorized 700,000 shares; £0.01 par value; 259,668 and 251,690 issued and 160,062 and 162,454 outstanding, in 2013 and 2012, respectively	4,199	4,077
Additional paid-in capital	2,878,898	2,625,250
Treasury stock, at cost - 99,606 and 89,236 ordinary shares in 2013 and 2012, respectively	(2,785,071)	(2,418,010)
Accumulated other comprehensive income (loss)	632	(25,501)
Retained earnings	3,176,125	2,847,386
Total shareholders' equity	3,274,783	3,033,202
Total liabilities and shareholders' equity	$ 4,925,813	$ 4,645,223